Segment reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment reporting [Abstract]
Segment Reporting

	Patient Monitoring and Life Support Products	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Years Ended December 31,
2012
Net revenues	$449,131	$286,075	$253,234	$71,614	$1,060,054
Cost of revenues	(195,333)	(119,420)	(87,983)	(56,653)	(459,389)
Gross profit	$253,798	$166,655	$165,251	$14,961	$600,665
2013
Net revenues	$469,689	$335,511	$303,416	$105,371	$1,213,987
Cost of revenues	(199,809)	(141,089)	(112,667)	(73,837)	(527,402)
Gross profit	$269,880	$194,422	$190,749	$31,534	$686,585
2014
Net revenues	$485,103	$367,148	$343,285	$127,278	$1,322,814
Cost of revenues	(219,390)	(152,432)	(134,544)	(77,944)	(584,310)
Gross profit	$265,713	$214,716	$208,741	$49,334	$738,504

Net Revenues Attributable by Country of Domicile

	Years Ended December 31,
	2012	2013	2014
Net revenues:
PRC	$472,991	$551,155	$606,745
United States of America	143,586	160,614	184,775
Europe	100,985	121,262	137,133
Rest of the world	342,492	380,956	394,161
Total net revenues	$1,060,054	$1,213,987	$1,322,814

Long-Lived Assets Located at Respective Geographic Areas
	December 31,
	2013	2014
Long-lived assets
PRC	$342,919	$434,846
United States	30,110	26,589
Rest of the world	11,144	10,355
Total long-lived assets	$384,173	$471,790